SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2017
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The amortization periods by major intangible asset classes are as follows:

Trade name and domain names	3.0-10.4 years
Copyrights	3.0-5.0 years
Student and user base	1.3-7.0 years
Technology	5.0 years
Partnership agreements	2.6-3.5 years
Non-compete agreements	2.0-3.0 years
Education licenses	1.7-5.0 years
Customer relationship	3.0-5.0 years
Concession	3.0-5.0 years
School cooperation agreements	5.0-6.4 years
Teaching materials	10.0 years